Equity_Share Capital(Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2016 KRW (₩) ₩ / shares shares	Dec. 31, 2017 USD ($) shares
Type of share
Share Capital		₩ 2,090,558	₩ 2,090,558	$ 1,958,515
Reconciliation Of Number Of Shares Outstanding Abstract [Abstract]
Beginning		386,351,693	386,351,693
Changes In Number Of Shares Outstanding Abstract [Abstract]
Ending		418,111,537	386,351,693
Ordinary shares
Type of share
Number of authorized shares		1,000,000,000	1,000,000,000	1,000,000,000
Par value per share | ₩ / shares		₩ 5,000	₩ 5,000
Number of issued shares		418,111,537	418,111,537	418,111,537
Share Capital | ₩	[1]	₩ 2,090,558	₩ 2,090,558
Reconciliation Of Number Of Shares Outstanding Abstract [Abstract]
Beginning		398,285,437	386,351,693
Changes In Number Of Shares Outstanding Abstract [Abstract]
Increase		4,513,969	31,759,844
Decrease		(3,761,823)	(19,826,100)
Ending		399,037,583	398,285,437

[1]	In millions of Korean won.